SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-0460263
Plan number	001
Current Value	$ 1,293,625,298
Participant Loans	16,440,591
Total Assets Held	1,310,065,889
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,029,307
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,083,323,333
TC Energy common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,732,635
South Bow common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 989,754
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: Allspring Special Mid-Cap Value | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,747,633
Investment, Identifier [Axis]: Baird Core Plus Bond Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,172,467
Investment, Identifier [Axis]: Fidelity® BrokerageLink | Participant Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,541,518
Investment, Identifier [Axis]: Fidelity® Growth Company Commingled Pool | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,492,897
Investment, Identifier [Axis]: Fidelity® Inflation-Protected Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,567,696
Investment, Identifier [Axis]: Fidelity® Spartan 500 Index Pool | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	172,071,481
Investment, Identifier [Axis]: Fidelity® Spartan Extended Market Index Pool | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	55,345,283
Investment, Identifier [Axis]: Fidelity® Spartan Total International Index Pool | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,575,819
Investment, Identifier [Axis]: Fidelity® U.S. Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,044,720
Investment, Identifier [Axis]: Interest Bearing Cash | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,751
Investment, Identifier [Axis]: JPMorgan Equity Income Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,699,870
Investment, Identifier [Axis]: Janus Henderson Enterprise Fund Class T | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,020,581
Investment, Identifier [Axis]: MFS International Diversification Fund R3 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,510,779
Investment, Identifier [Axis]: Mellon Stable Value | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,909,444
Investment, Identifier [Axis]: South Bow Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	988,388
Investment, Identifier [Axis]: South Bow Stock Fund | Stock Purchase Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,366
Investment, Identifier [Axis]: TC Energy Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,723,574
Investment, Identifier [Axis]: TC Energy Stock Fund | Stock Purchase Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,061
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,013,194
Investment, Identifier [Axis]: Vanguard Institutional Target Retirement Income Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,725,389
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,593,246
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,887,098
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,487,374
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,642,692
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,963,662
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,753,832
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,564,699
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,290,954
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,077,175
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,232,014
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 962,641